Leases (Details)	1 Months Ended
	Jan. 31, 2025 USD ($) ft² $ / shares	Jun. 30, 2024 USD ($)	Jun. 01, 2025
Leases [Line Items]
Lease commenced term		63 months	5 years
Initial base rent (in Dollars) | $		$ 7,000
Rent per square foot	$ 7
Rent expenses per month (in Dollars) | $	$ 9,333
Percentage of rent annually increasing	3.00%
Operating expenses of premises not to exceed per square foot	$ 3.25
Maximum [Member]
Leases [Line Items]
Rent per square foot	$ 7.5
Nonrelated Party [Member]
Leases [Line Items]
Area of land (in Square Feet) | ft²	16,000